Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2017, 2016, or 2015. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $116 thousand, $121 thousand, and $125 thousand in 2017, 2016, and 2015, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2017	2016	2015

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(984)	(868)	(747)

Net carrying amount	$267	$383	$504

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2017 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2018	$101

2019	63

2020	59

2021	44

$267